LICENSES	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
LICENSES

NOTE 5 LICENSES

GOLD TRANSACTIONS NETWORK LICENSE

On February 28, 2021, pursuant to a Stock Purchase Agreement (the “SPA”) between the Company and Gold Transactions International, Inc. (GTI), the Company assumed a License Agreement held by GTI. The Company has not accounted for the acquisition of the license due to a performance obligation that has not yet been met, but is disclosing the terms of the License due to the legal acquisition of the license. The license provides access to a joint venture of companies (the “Network”), that buys gold from artisan miners internationally, and provides transportation, assaying, refining and storage facilities in the DMCC, a free trade zone for commodities trading in Dubai, and then sells the refined gold to its customers. The License Agreement grants the Company the following:

●	Access to the Network’s gold operations, to participate in the profits generated by the margin between the buy and sell prices, based on the % of funds advanced into the Network,

●	an exclusive license to market and promote the gold buy/sell program in an attempt to increase the buying power of the Network. The term of the License is un-defined and perpetual.

●	Reporting from the Network partners of gold transactions shared in, and the revenue generated on a monthly basis. Payments, however are quarterly to the Network partners.

Pursuant to the SPA, 100% of the GTI shares are to be exchanged for $6,000,000 worth of Company’s shares (6,000,000 shares). However due to performance obligations included in the SPA not having been met by September 30, 2021 or subsequently through the date these financial statements were issued, the Company has transferred the Company’s shares to an escrow account and reported the shares as issued but not outstanding.

DIGITAL TRADING PLATFORM LICENSE

On May 1, 2021, the Company entered an agreement with Alt 5 Sigma, Inc. (“Alt 5”), wherein Alt 5 licensed their Alt5Pro Digital Asset Platform to the Company and created “Beyond Blockchain”, a digital asset trading platform to be used by the Company and its shareholders and the public for trading digital assets. The Company paid $5,000 for the license and also pays a monthly hosting fee to Alt 5, which is expensed as incurred. The term of the license is for 12 months with an automatic renewal for an additional 12 months. The license will be amortized over the term of 24 months, using the straight line method. Amortization expensed for the nine months ended September 30, 2021 and 2020 is $1,042 and $0, respectively.

	September 30, 2021	December 31, 2020
License – Digital platform	$5,000	$0
Total licensed assets	5,000	0
Accumulated Amortization	(1,042)	0
Net licensed assets	$3,958	$0

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

September 30, 2021